UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     666 Fifth Avenue
             37[th] Floor
             New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC: 028-11425
2)  Knoll Capital Management, L.P.: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick G. O'Neill
Title: Chief Operating Officer
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/ Patrick G. O'Neill, New York, New York, August 7, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:  20 Data Records



Form 13F Information Table Value Total: $309,783
                                       ----------
                                         (x1000)


List of Other Included Managers:  NONE

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          Column 1               Column 2       Column 3    Column 4     Column 5         Column 6  Column 7      Column 8
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
       NAME OF ISSUER            TITLE OF         CUSIP     VALUE     SHRS OR   SH/  PUT/   INV.    OTHER      VOTING AUTHORITY
                                   CLASS                   (x$1000)   PRN AMT   PR   CALL  DISCR.   MNGRS.   -----------------------
                                                                                                              SOLE    SHARED  NONE
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Abraxis Biosciences Inc             COM          00383E106   9177.92    412862  SH          SOLE             412862
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Alfacell Corp                       COM          015404106   7872.81   3149251  SH          SOLE            3149251
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ATP Oil and Gas Corp                COM          00208J108  52718.46   1083850  SH          SOLE            1083850
------------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc.                 COM          137801106      3900    650000  SH          SOLE             650000
------------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New           COM          247907207  15459.23    769882  SH          SOLE             769882
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Emcore                              COM          290846104   8794.12   1613600  SH          SOLE            1613600
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First Marblehead Corp.              COM          320771108  26974.58    698100  SH          SOLE             698100
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Flamel Technologies SA           SPONSORED ADR   338488109   42007.9   2003238  SH          SOLE            2003238
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HudBay Minerals Inc.[*]             COM          443628102   4185.54    200000  SH          SOLE             200000
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Hythiam Inc                         COM          44919F104  20158.01   2351786  SH          SOLE            2351786
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Medicinova Inc                      COM          58468P206      2514    300000  SH          SOLE             300000
------------------------------------------------------------------------------------------------------------------------------------
Medivation Inc                      COM          58501N101  65665.98   3214194  SH          SOLE            3214194
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Novelos Therapeutics Inc.[*]        COM          67000M100     511.9    588400  SH          SOLE             588400
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Parkervision Inc                    COM          701354102  16221.33   1357434  SH          SOLE            1357434
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Silver Wheaton Corp.                COM          828336107      2338    200000  SH          SOLE             200000
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Storm Cat Energy Corp               COM          862168101    904.76    793650  SH          SOLE             793650
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Sulphco Inc                         COM          865378103  15175.71   4203800  SH          SOLE            4203800
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Todco                               COM          88889T107  13700.34    290200  SH          SOLE             290200
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US Energy Corp WYO                  COM          911805109    178.57     33193  SH          SOLE              33193
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Virgin Media Inc.                   CALL         92769L101   1323.87      6230  SH          SOLE               6230
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* Securities of Hudbay Minerals Inc. and Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's
Official List of 13F Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, KOM
Capital Management, LLC, has chosen to include these securities for informational purposes.
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